Long-term Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Apr. 30, 2014 Note	Dec. 31, 2016 USD ($) CreditFacility TermLoan	Dec. 31, 2015 USD ($) CreditFacility	Dec. 31, 2014 USD ($)	Aug. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)
Debt Instrument [Line Items]
Number of refinanced term loans | TermLoan		2
Deferred financing fees written off		$ 1,962,000	$ 5,770,000	$ 70,000
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Interest rate on debt instrument	6.375%
Issuance of senior unsecured notes | Note	13,800,000
Notes, maturity date		Apr. 30, 2019
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 1,600,085,000	2,216,352,000
Credit facilities, aggregate borrowings undrawn			$ 231,250,000
Credit facility maturity start month and year		2018-12
Credit facility maturity end month and year		2025-07
Weighted average rate of interest, including the margin		3.20%	3.00%
Number of term loan credit facilities | CreditFacility		13
Terminated portion of term loan facility			$ 97,500,000
Term Loan payments, Description		The Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date.
Term loan, outstanding principal		$ 49,200,000
Deferred financing fees written off		$ 1,962,000
Term Loan Credit Facilities [Member] | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin		0.70%
Term loan principal outstanding amount		$ 91,060,000
One Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		0.80%	0.30%
LIBOR plus margin [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate description		interest is calculated as one month, three month or six month LIBOR plus a margin per annum
Debt instrument description		At December 31, 2016, the one month, three month and six month LIBOR was 0.8%, 1.0% and 1.2%, respectively (2015 – 0.3%, 0.5% and 0.5%, respectively) and the margins ranged between 0.4% and 4.8% (2015 – 0.4% and 4.8%).
Term loan principal outstanding amount		$ 1,509,025,000
LIBOR plus margin [Member] | New Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 702,700,000
Additional number of term loan credit facilities | CreditFacility			5
Amounts drawn under term loan facilities			$ 366,577,000
LIBOR plus margin [Member] | Minimum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin		0.40%	0.40%
LIBOR plus margin [Member] | Maximum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin		4.80%	4.80%
Three Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.00%	0.50%
Six Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.20%	0.50%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility		4
Credit facilities, maximum aggregate borrowings		$ 1,118,315,000	$ 1,227,115,000
Credit facilities, aggregate borrowings undrawn		160,011,000	$ 170,022,000
Revolving credit facility amount outstanding		$ 58,240,000
Credit facility maturity start month and year		2017-04
Credit facility maturity end month and year		2023-12
Interest rate description		Interest is calculated as one month LIBOR plus a margin per annum
Debt instrument description		At December 31, 2016, the one month LIBOR was 0.8% (2015 – 0.3%) and the margins ranged between 0.5% and 1.3% (2015 – 0.5% and 1.3%)
Weighted average rate of interest, including the margin		1.40%	0.90%
Description of the terms of a credit facility arrangement		The Revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership for the secured facilities
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin		0.50%	0.50%
Commitment fee on undrawn amount		0.20%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin		1.30%	1.30%
Commitment fee on undrawn amount		0.40%
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate		0.80%	0.30%
Three Hundred And Sixty Four Day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings					$ 160,000,000	$ 150,000,000
Revolving credit facility amount outstanding